Analysis of changes in financing during the year, Subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subordinated liabilities
Subordinated liabilities at beginning of period	£ 12,722
Redemption of subordinated liabilities	(2,258)	£ (5,747)	£ (3,606)
Net cash flows from financing activities	(6,287)	(8,208)	(5,107)
Subordinated liabilities at end of period	10,535	12,722
Subordinated Liabilities
Subordinated liabilities
Subordinated liabilities at beginning of period	12,722	19,419	19,847
Redemption of subordinated liabilities	(2,258)	(5,747)	(3,606)
Net cash flows from financing activities	(2,258)	(5,747)	(3,606)
Other adjustments including foreign exchange	71	(950)	3,178
Subordinated liabilities at end of period	£ 10,535	£ 12,722	£ 19,419